Insurance service expenses and other expenditure - Depreciation and amortisation and Interest expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Insurance service expenses and other expenditure
Depreciation and amortisation	$ 524	$ 494	$ 830
Operating segments
Insurance service expenses and other expenditure
Interest expense	58	23	10
Interest expense on lease liabilities	8	7	10
Depreciation and amortisation	491	468	799
Operating segments | Hong Kong
Insurance service expenses and other expenditure
Interest expense	31	11	3
Depreciation and amortisation	42	43	123
Operating segments | Indonesia
Insurance service expenses and other expenditure
Depreciation and amortisation	11	12	51
Operating segments | Malaysia
Insurance service expenses and other expenditure
Depreciation and amortisation	21	21	56
Operating segments | Singapore
Insurance service expenses and other expenditure
Depreciation and amortisation	36	40	162
Operating segments | Growth markets and other
Insurance service expenses and other expenditure
Depreciation and amortisation	369	339	390
Operating segments | Eastspring
Insurance service expenses and other expenditure
Depreciation and amortisation	12	13	17
Unallocated to a segment
Insurance service expenses and other expenditure
Interest expense	23	9	331
Interest expense on lease liabilities			3
Depreciation and amortisation	$ 33	$ 26	$ 31